Cash flow information - Summary Of An Analysis Of Net Debt And The Movements In Net Debt (Detail) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary Of An Analysis Of Net Debt And The Movements In Net Debt [Line Items]
Cash and cash equivalents		€ 1,075	€ 3,521	€ 2,907	€ 1,047
Borrowings—repayable within one year		(798)	(273)
Borrowings—repayable after one year		(5,507)	(4,247)
Lease liabilities—repayable within one year		(76)	(19)
Lease liabilities—repayable after one year		(559)	(32)
Net debt	[1]	(5,865)	(1,050)
Floating interest rate [member]
Summary Of An Analysis Of Net Debt And The Movements In Net Debt [Line Items]
Borrowings		(1,155)	(10)
Fixed interest rate [member]
Summary Of An Analysis Of Net Debt And The Movements In Net Debt [Line Items]
Borrowings		€ (5,150)	€ (4,510)

[1]	Reconstituted to include current and non-current lease liabilities.